INVESCO FUNDS GROUP, INC.
7800 East Union Avenue
Denver, Colorado 80237
Telephone: 303-930-6300



May 7, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Advisor Funds, Inc.
      1933 Act No. 002-87377
      1940 Act No. 811-3886
      CIK No. 0000731273

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Advisor Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO Advisor Cash Management Fund, INVESCO Advisor Equity Fund, INVESCO Advisor Flex Fund, INVESCO Income Fund, INVESCO Advisor International Value Fund, INVESCO Advisor Multiflex Fund and INVESCO Advisor Real Estate Fund and its Statement of Additional Information for filing under Rule 497(j) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 to the Company's Registration Statement which was electronically filed pursuant to Rule 485(b) on April 30, 1997. This Post-Effective Amendment became effective May 1, 1997.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,


/s/ Mark F. Moots
----------------------
Mark F. Moots
Assistant Secretary